UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:     (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     May 04, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $271,186 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      809     9950 SH       SOLE                        0        0     9950
EXXON MOBIL CORP               COM              30231G102      238     3560 SH       SOLE                        0        0     3560
ISHARES TR                     S&P DEV EX-US    464288422     3277   105889 SH       SOLE                        0        0   105889
ISHARES TR                     MSCI VAL IDX     464288877      207     4095 SH       SOLE                        0        0     4095
ISHARES TR                     RSSL MCRCP IDX   464288869     9094   211843 SH       SOLE                        0        0   211843
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     4475    43071 SH       SOLE                        0        0    43071
ISHARES TR INDEX               DJ US REAL EST   464287739     7644   153557 SH       SOLE                        0        0   153557
ISHARES TR INDEX               MSCI EAFE IDX    464287465    23750   424265 SH       SOLE                        0        0   424265
ISHARES TR INDEX               MSCI EMERG MKT   464287234     6251   148399 SH       SOLE                        0        0   148399
ISHARES TR INDEX               RUSSELL 1000     464287622    38393   594142 SH       SOLE                        0        0   594142
ISHARES TR INDEX               RUSSELL 2000     464287655     8446   124563 SH       SOLE                        0        0   124563
ISHARES TR INDEX               RUSSELL 3000     464287689      552     8019 SH       SOLE                        0        0     8019
ISHARES TR INDEX               S&P EURO PLUS    464287861      238     6215 SH       SOLE                        0        0     6215
ISHARES TR INDEX               S&P 500 INDEX    464287200    61203   521585 SH       SOLE                        0        0   521585
PUBLIC STORAGE                 COM              74460D109      235     2559 SH       SOLE                        0        0     2559
SIMON PPTY GROUP INC NEW       COM              828806109      325     3874 SH       SOLE                        0        0     3874
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    18195   518666 SH       SOLE                        0        0   518666
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871      212     7937 SH       SOLE                        0        0     7937
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     1917    16381 SH       SOLE                        0        0    16381
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107      281     1962 SH       SOLE                        0        0     1962
UNION PAC CORP                 COM              907818108     1312    17902 SH       SOLE                        0        0    17902
VANGUARD INDEX FDS             VALUE ETF        922908744      309     6124 SH       SOLE                        0        0     6124
VANGUARD INDEX FDS             REIT ETF         922908553    31321   641698 SH       SOLE                        0        0   641698
VANGUARD INDEX FDS             SMALL CP ETF     922908751     1437    22810 SH       SOLE                        0        0    22810
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     8023   190347 SH       SOLE                        0        0   190347
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858    43042  1243278 SH       SOLE                        0        0  1243278